Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net loss	$ (9,494)	$ (9,326)	$ (11,377)	$ (15,366)	$ (17,992)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	202	216	284	233	218
Gain on sale of equipment				(21)	(24)
Provision on notes receivable					74
Realized gain on available-for-sale securities	(55)
Stock-based compensation	401	1,246	1,466	2,808	1,856
Issuance of common stock to former lenders	607
Change in fair value of warrant liability	(695)
Amortization of premium on available-for-sale securities and other	55	192	225	305	28
Changes in operating assets and liabilities:
Accounts receivable	2,151	(2,387)	(1,976)	(92)	618
Receivable from Angiotech	(54)	97	123	5	(171)
Prepaid expenses and other assets	(206)	20	(63)	449	178
Accounts payable and accrued expenses	919	793	562	479	(467)
Deferred revenue	(3,838)	1,157	165	6,581	(29)
Net cash used in operating activities	(10,007)	(7,992)	(10,591)	(4,619)	(15,711)
Investing activities
Purchase of available-for-sale securities	(12,508)	(8,834)	(8,834)	(11,692)	(26,594)
Maturities of available-for-sale securities	17,672	8,253	10,753	15,300	43,917
Investment in privately-held company				(14)
Proceeds from sale of equipment				21	24
Purchase of equipment	(565)	(384)	(390)	(381)	(532)
Net cash (used in) provided by investing activities	4,599	(965)	1,529	3,234	16,815
Financing activities
Principal payments on debt					(1,800)
Proceeds from issuance of common stock and warrants, net of offering costs	11,842
Net cash provided by financing activities	11,842				(1,800)
(Decrease) increase in cash and cash equivalents	6,434	(8,957)	(9,062)	(1,385)	(696)
Cash and cash equivalents at beginning of the period	2,105	11,167	11,167	12,552	13,248
Cash and cash equivalents at end of the period	$ 8,539	$ 2,210	$ 2,105	$ 11,167	$ 12,552